    As filed with the Securities and Exchange Commission on March __, 1997

                     Investment Company Act File No. 811-_______

                       Securities Act File No. 33-______

     --------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                            -----------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
  Pre-Effective Amendment No. ___                                  [_]
  Post-Effective Amendment No. ___                                 [_]
                                      and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
  Amendment No. ___                                                [_]

                       (Check appropriate box or boxes.)

                            -----------------------

                             LEVCO INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

     One Rockefeller Plaza, New York, NY                         10020
     (Address of Principal Executive Offices)                  (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 332-8400

                              Norris Nissim, Esq.
                           John A. Levin & Co., Inc.
                       One Rockefeller Plaza, 25th Floor
                           New York, New York  10020
                    (Name and Address of Agent for Service)

     Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                                   Copy to:

                           Kenneth S. Gerstein, Esq.
                           Schulte Roth & Zabel LLP
                               900 Third Avenue
                           New York, New York 10022

                 Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement is declared effective.

--------------------------------------------------------------------------------

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of shares of beneficial interest.

                                   FORM N-1A

                               LEVCO SERIES TRUST

                             CROSS REFERENCE SHEET

  PART A
ITEM NUMBER  CAPTION                            LOCATION
-----------  -------                            --------
     1.      Cover Page                         Cover Page

     2.      Synopsis                           Prospectus Summary and
                                                Summary of Expenses

     3.      Condensed Financial Information    *

     4.      General Description of             Prospectus Summary; About
             Registrant                         the Fund; Investment
                                                Objectives and Policies;
                                                Investment Restrictions;
                                                Special Investment Techniques;
                                                Additional Information

     5.      Management of Fund                 Prospective Summary; Management;
                                                Additional Information; Fund
                                                Expenses;

    5A.      Management's Discussion of
             Fund Performance                   *

     6.      Capital Stock and Other            Prospectus Summary; Additional
             Securities                         Information; Distributions and
                                                Taxes; Shareholder
                                                Communications

     7.      Purchase of Securities             How to Buy Shares
             Being Offered

     8.      Redemption or Repurchase           How to Redeem Shares

     9.      Pending Legal Proceedings          *



  PART B
ITEM NUMBER  CAPTION                            LOCATION
-----------  -------                            --------

     10.     Cover Page                         Cover Page

     11.     Table of Contents                  Table of Contents

     12.     General Information and History    *

     13.     Investment Objectives and          Investment Objectives and
             Policies                           Policies; Investment
                                                Restrictions; Special
                                                Investment Techniques

     14.     Management of the Fund             Trustees and Officers

     15.     Control Persons and Principal      Additional Information
             Holders of Securities

     16.     Investment Advisory and            Investment Advisory Agreement;
             Other Services                     Additional Information

     17.     Brokerage Allocation and           Portfolio Transactions and
             Other Practices                    Brokerage

     18.     Capital Stock and Other            *
             Securities

     19.     Purchase, Redemption and Pricing   Determination of Net Asset
             of Securities Being Offered        Value; Purchases and Redemptions
                                                of Shares

     20.     Tax Status                         Taxes

     21.     Underwriters                       Distributor

     22.     Calculation of Performance Data    Performance Information



  PART B
ITEM NUMBER  CAPTION                            LOCATION
-----------  -------                            --------
      23.    Financial Statements               Because Registrant has no
                                                assets, financial statements
                                                are omitted

-------------------------------------------------------------------------------

*    Omitted because answer is negative or inapplicable.

PART C
------

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PRELIMINARY PROSPECTUS--SUBJECT TO COMPLETION--March 14, 1997

--------------------------------------------------------------------------------
Prospectus Dated [      ], 1997
CRESCENDO GROWTH AND INCOME FUND

One Rockefeller Plaza
25th Floor
New York, New York 10020
--------------------------------------------------------------------------------

     Crescendo Growth and Income Fund (the "Fund") is a series of LEVCO Investment Trust (the "Trust"), an open-end, diversified, management investment company (commonly known as a mutual fund). The investment objectives of the Fund are long-term growth of capital and current income. The Fund pursues these objectives by investing its assets primarily in common stocks and other securities having equity characteristics which, in the opinion of the Fund's investment adviser, offer superior potential for growth and pay current dividends. The Fund will also purchase common stocks and other equity securities which do not pay current dividends, but which offer prospects for growth of capital and future income, and may purchase debt securities to earn current income. In pursuing its objectives, the Fund may utilize a variety of investment techniques. See "INVESTMENT OBJECTIVES AND POLICIES." Options on securities and stock index options may be used in pursuing the Fund's objectives. These instruments as well as stock index futures and related options may also be used for hedging purposes. Use of these instruments involves certain risks. See "SPECIAL INVESTMENT TECHNIQUES."

     John A. Levin & Co., Inc. (the "Investment Adviser") serves as the investment adviser of the Fund.

     Shares of the Fund are distributed on a continuous basis at their current net asset value per share, without imposition of any sales charge, by LEVCO Securities, Inc. (the "Distributor"). The minimum initial investment in the Fund is $2,000. Subsequent investments may be made in any amount of $500 or more. See "HOW TO BUY SHARES."

     The Fund's investment policies and practices involve certain risks and there can be no assurance that the Fund will achieve its investment objectives. See "INVESTMENT OBJECTIVES AND POLICIES."

                              ____________________

     This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information containing more detailed information about the Fund dated [xxxxxxxx, 1997], has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available, without charge, upon request by calling 1-800-xxx-xxxx.

                              ____________________

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE.

-------------------------------------------------------------------------------
                               TABLE OF CONTENTS
-------------------------------------------------------------------------------

                                                                           Page
                                                                           ----
PROSPECTUS SUMMARY..........................................................  1

SUMMARY OF EXPENSES.........................................................  3

ABOUT THE FUND..............................................................  5

INVESTMENT OBJECTIVES AND POLICIES..........................................  5

INVESTMENT RESTRICTIONS.....................................................  9

SPECIAL INVESTMENT TECHNIQUES............................................... 10

MANAGEMENT.................................................................. 11

FUND EXPENSES............................................................... 12

HOW TO BUY SHARES........................................................... 13

HOW TO REDEEM SHARES........................................................ 14

DISTRIBUTIONS AND TAXES..................................................... 16

SHAREHOLDER COMMUNICATIONS.................................................. 17

PERFORMANCE INFORMATION..................................................... 17

ADDITIONAL INFORMATION...................................................... 17

                               PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.

The Fund Crescendo Growth and Income Fund (the "Fund") is a series of LEVCO Investment Trust (the "Trust"), an open-end, diversified, management investment company (commonly known as a mutual fund). The investment objectives of the Fund are long-term growth of capital and current income. The Fund pursues these objectives by investing its assets primarily in common stocks and other securities having equity characteristics which show potential for growth and pay current dividends. The Fund may also purchase common stocks and other equity securities which do not pay current dividends, but which offer prospects for growth of capital and future income, and may purchase debt securities to earn current income. See "INVESTMENT OBJECTIVES AND POLICIES." The Fund may use options on securities and stock index options in pursuing its investment objectives. It may also use these instruments as well as stock index futures and related options for hedging purposes. Use of these instruments involves certain risks. See "SPECIAL INVESTMENT TECHNIQUES."

                             The Fund's investment policies and practices involve certain risks and there can be no assurance that the Fund will achieve its investment objectives. See "INVESTMENT OBJECTIVES AND POLICIES."

Investment Adviser           John A. Levin & Co., Inc., serves as the Fund's
                             investment adviser (the "Investment Adviser").
                             Together with its predecessor, the Investment
                             Adviser has provided investment advisory services to clients since 1982. The Investment Adviser is a wholly-owned subsidiary of Baker, Fentress &
                             Company ("Baker Fentress"), a closed-end investment company whose shares are listed on the New York Stock Exchange. Clients of the
                             Investment Adviser include U.S. and foreign individuals, trusts, non-profit organizations, registered investment funds, investment partnerships, endowments, and pension and profit-sharing funds. The Investment Adviser currently manages in excess of $6 billion in assets for its clients. See "MANAGEMENT -
                             Investment Adviser."

Purchasing Shares            Shares of the Fund are distributed on a continuous
                             basis at their current net asset value per share, without imposition of any sales charge, by LEVCO
                             Securities, Inc. (the "Distributor"). The minimum initial investment in the Fund is $2,000.
                             Subsequent investments may be made in any amount of $500 or more. See "HOW TO BUY SHARES."

Redeeming Shares             Shares are redeemable at their then current net
                             asset value per share, which may be more or less than their cost. See "HOW TO REDEEM

                             SHARES."

Administrator                [__________] (the "Administrator") supplies
                             various administrative services to the Fund.

Fees and Expenses            The Fund pays a fee to the Investment Adviser
                             which is calculated daily and payable monthly at the annual zate of 0.75% of average daily net assets of the Fund. The Administrator is paid a monthly fee which is calculated at the annual rate of [____] of the average daily net assets of the Fund. In addition, the Fund bears other expenses associated with its operations. See "FUND
                             EXPENSES."

Dividends and Capital        The Fund declares and pays income dividends
Gains Distributions          quarterly.  Capital gains, if any, are distributed
                             at least annually.  See "DISTRIBUTIONS AND TAXES."

Tax Matters                  The Fund intends to qualify each year as a
                             regulated investment company by satisfying the requirements of Subchapter M of the Internal
                             Revenue Code of 1996, as amended (the "Code"). If so qualified, the Fund will not be subject to federal income tax to the extent that it distributes its net income to shareholders as required by the Code.

                             Shareholders will have to pay any applicable federal, state and local income taxes on the dividends and distributions they receive from the Fund, whether paid in cash or reinvested in additional shares of the Fund. See "DISTRIBUTIONS AND TAXES."

Risk Considerations          The net asset value per share and dividends of the
                             Fund will fluctuate and will depend on the changes in the values of the Fund's investments and the income and dividends received on those investments. Investors should review carefully the investment objectives, policies and practices of the Fund and consider their ability to assume the risks associated with an investment in the Fund. Certain of the Fund's investment practices involve special risks. These practices include:
                             the use of repurchase agreements; the purchase of non-investment grade debt securities and foreign securities; lending securities; the use of options on securities, stock index options, and stock index futures and related options. See
                             "INVESTMENT OBJECTIVES AND POLICIES" and "SPECIAL
                             INVESTMENT TECHNIQUES."

                              SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Load Imposed on Purchases                                 NONE
  (as a percentage of offering price)
 Maximum Sales Load Imposed on Reinvestment of Dividends                 NONE
 Maximum Deferred Sales Load                                             NONE
 Redemption Fees                                                         NONE

ANNUAL FUND OPERATING EXPENSES:                                    Net of
 (as a percentage of average net assets):                       Reimbursement
                                                                -------------
 Management Fee                                                         0.75%
 12b-1 Fees                                                              None
 Other Expenses (after reimbursement)                                   0.35%
                                                                       ------
 Total Fund Operating Expenses                                          1.10%


     The purpose of the foregoing table is to assist investors in understanding the various costs and expenses that they will bear directly or indirectly as shareholders of the Fund. The amounts set forth under "Other Expenses," as well as the amounts in the example below, are based upon estimates of expenses for the current fiscal year. The Investment Adviser has voluntarily agreed to waive its fee and to absorb expenses of the Fund to the extent necessary to maintain the ordinary operating expenses of the Fund at no greater than 1.10% of the Fund's average daily net assets. See "FUND EXPENSES." Absent this undertaking by the Investment Adviser, and assuming average net assets of the Fund of $__________ (which cannot be assured), Other Expenses would be __% of the Fund's average net assets (based on estimated expenses for the Fund's first year of operations) and Total Fund Operating Expenses would be __% of the Fund's average net assets. The Investment Adviser reserves the right to modify or terminate at any time its agreement to waive fees and absorb expenses.


EXAMPLE:                                                         1         3
                                                               YEAR      YEARS
                                                               ----      -----
You would pay the following expenses on
a $1,000 investment, assuming (1) a 5%
annual return and (2) redemption at                            $___      $____
the end of each time period:



     The above example is based upon estimated Total Operating Expenses as set forth in the table above, which reflect the Investment Adviser's agreement to waive its fee and to absorb certain expenses of the Fund. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Annual return may also be greater or less than the annual return assumed in the example.

     For a more complete description of fees and expenses, see "FUND EXPENSES" and "MANAGEMENT - Investment Adviser."

                                 ABOUT THE FUND

     Crescendo Growth and Income Fund (the "Fund"), is a series of LEVCO Investment Trust (the "Trust"), a Delaware business trust that is registered under the Investment Company Act of 1940 (the "1940 Act") with the Securities and Exchange Commission (the "SEC") as an open-end, diversified, management investment company. The Fund's investment adviser is John A. Levin & Co., Inc. (the "Investment Adviser"). As of the date of this Prospectus, the Fund had not yet commenced operations.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Fund are long-term growth of capital and current income. The Fund pursues these objectives by investing its assets primarily in common stocks and other securities having equity characteristics, such as convertible debt and convertible preferred securities, preferred stocks, warrants and rights (collectively, "Equity Securities"), which, in the opinion of the Investment Adviser, offer superior potential for growth and also pay current dividends. In evaluating the growth potential of investments for the Fund, consideration is given to such factors as: security prices that reflect a market valuation which is judged to be below the estimated present or future value of the company; favorable earnings growth prospects; expected above average return on equity and dividend yield; the financial condition of the issuer; the potential impact of new products and services; and various qualitative factors. The payment of current dividends and income are also considered by the Investment Adviser in selecting investments in Equity Securities. However, the Fund may purchase common stocks and other equity securities which do not pay current dividends, but which offer prospects for growth of capital and future income. The Fund may also purchase debt securities and write covered call options in order to earn current income.

     The Fund may use options on securities and stock index options in pursuing its investment objectives. In addition, the Fund may use these options and stock index futures and related options for hedging purposes. These investments involve special risks. See "SPECIAL INVESTMENT TECHNIQUES."

     Debt securities purchased by the Fund may include U.S. Government securities and corporate debt securities (such as bonds, notes and debentures), including non-investment grade debt securities (commonly known as "high yield" or "junk" bonds) which involve certain risks. See "Non-Investment Grade Debt Securities". The Fund may also invest in money market instruments (see "Short-Term Investments"), including repurchase agreements. During periods of adverse market conditions or for liquidity purposes, all or any portion of the Fund's assets may be invested temporarily in high quality debt securities or money market instruments, or held as cash.

     The Investment Adviser will allocate the Fund's investments among different industries and companies, and will adjust the percentage of the Fund's assets invested in different types of securities, as it determines in its investment judgment to be appropriate from time to time, consistent with the investment objectives of the Fund. Under normal market conditions, the Fund intends to invest at least 50% of the value of its total assets in Equity Securities which pay current dividends.

     The Fund's investment policies and practices involve certain risks and there can be no assurance that the Fund will achieve its investment objectives.

Investment Descriptions and Practices

     The types of securities in which the Fund invests and the investment practices in which the Fund may engage are summarized below. In addition, the Fund may use options on securities, stock index options and stock index futures and related options to manage its exposure to changing stock and bond prices. See "Special Investment Techniques."

     Common Stock. Common stocks are shares of a company that represent an equity interest and entitle the holder to share in the profits, if any, of the company after required payments to holders of preferred stock and debt securities.

     Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period at a specified price or formula. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yields on non-convertible debt. Convertible securities are usually subordinated to comparable non-convertible securities, but rank senior to common stock in a corporation's capital structure.

     Warrants and Rights. Warrants and rights are derivative instruments that permit, but do not obligate, the holder to purchase securities at a specified price during a specified time. Neither warrants nor rights carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. They involve the risk that they will decline in value if the price of the related securities declines. If the price of the related security does not increase to a price higher than the price at which the warrants or rights may be exercised, the warrant or right may become worthless. As a result, warrants and rights are more speculative than other types of equity investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities, and a warrant or right ceases to have value if it is not exercised prior to its expiration date.

     Preferred Stock. Preferred stocks generally pay dividends at specified rates and have a preference over common stock in the payment of dividends and the liquidation of an issuer's assets. However, preferred stock is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. The market prices of preferred stocks will fluctuate based, in part, on changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Preferred stock may decline in value if dividends are not paid.

     Debt Securities. The Fund's investments in debt securities may include bonds, notes, bills, debentures, bank obligations, loan participations, and other similar instruments. These securities include U.S. Government securities, which are debt obligations that are issued or guaranteed by the U.S. Government or by one of its agencies or instrumentalities, and debt obligations issued by corporations, banks or other business entities. There are no restrictions on the maximum maturity or duration of debt securities purchased by the Fund. The interest rates payable on debt securities may be fixed, floating or variable. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Debt securities purchased by the Fund may also include money market instruments.

     Non-Investment Grade Debt Securities. The Fund may invest up to 10% of the value of its total assets in non-convertible, non-investment grade debt securities. Convertible debt securities purchased by the Fund are not subject to this limitation because they are purchased based upon their potential for growth. Non-investment grade debt securities (typically called "junk bonds") are securities that have received a rating from a nationally recognized statistical rating organization ("NRSRO") of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. A debt security will not be considered non-investment grade for purposes of the percentage limitation set forth above if it has received an investment grade rating from one or more NRSROs, notwithstanding the fact that a lower rating has been given by any other NRSRO.

     Money Market Instruments. The Fund may invest in money market instruments, which are high quality short-term debt obligations. Money market instruments generally have remaining maturities of one year or less. Among the types of money market instruments that may be purchased by the Fund are: short-term U.S. government securities, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate obligations and repurchase agreements.

     Repurchase Agreements. The Fund may enter into repurchase agreements with respect to any of the types of debt securities in which it is authorized to invest. Repurchase agreements will be effected only with banks, savings institutions and broker-dealers. These agreements involve the purchase by the Fund of a debt security with the condition that after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. In the event the original seller defaults on its obligation to repurchase the securities, as a result of its bankruptcy or otherwise, the Fund will seek to sell the securities. Such action could involve costs or delays, and the Fund's ability to dispose of the securities may be restricted. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a subcustodian, in an amount at least equal to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be effected with parties that meet certain creditworthiness standards. However, in the event the other party to a repurchase agreement fails to repurchase the securities subject to the agreement, the Fund could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the sale are less than the repurchase price.

     Illiquid Securities. The Fund may invest up to 10% of its total assets in illiquid securities, including securities that are subject to restrictions on disposition under the Securities Act of 1933, as amended ("restricted securities"). Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Investment Adviser or at prices approximating the value at which the Fund is carrying the securities. The Fund is not required to receive registration rights in connection with the purchase of restricted and illiquid securities and, in the absence of such rights, marketability and value can be adversely affected. Investments in restricted securities may include securities which may be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933. The Board of Trustees of the Trust may adopt policies under which certain securities purchased in Rule 144A offerings may be deemed to be liquid if they satisfy specified criteria. Securities meeting these criteria will not be subject to the 10% limitation on investments in restricted securities.

     Foreign Securities. The Fund may invest up to 20% of its total assets in securities of foreign issuers, including depository receipts, such as American Depository Receipts ("ADRs"), which represent ownership of specific foreign securities. Investments in foreign securities involve certain risks. There may be more limited publicly available information regarding foreign securities than would be the case with respect to the securities of U.S. issuers, and different accounting standards may be used by foreign issuers. Foreign securities markets in which securities purchased by the Fund may trade are in some cases not as liquid as U.S. markets. Foreign securities also entail certain additional risks, such as the risks of changes in the value of foreign currency relative to the U.S. dollar, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in foreign jurisdictions. The purchase of securities denominated in foreign currencies will subject the value of the Fund's investments in those securities to fluctuations due to changes in foreign exchange rates. Due to these factors, the prices of securities of foreign issuers may be more volatile than those of comparable domestic issuers.

     To hedge against the effects of changes in foreign exchange rates, the Fund may enter into forward foreign currency exchange contracts ("forward contracts"). These contracts represent agreements to exchange an amount of currency at an agreed upon future time and rate. The Fund will generally use forward contracts only to "lock in" the price in U.S. dollars of a foreign security intended to be purchased or sold, but in certain limited cases may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar in order to protect the U.S. dollar value of a foreign security held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot protect the Fund against declines in the prices of the securities; nor do they completely protect against all changes in the values of foreign securities due to fluctuations in foreign exchange rates. If anticipated currency movements are not accurately predicted, the Fund will sustain losses on these contracts.

     Lending Securities. In order to earn additional income, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund and are at all times secured by collateral, consisting of cash or U.S. Government securities, or any combination thereof, equal to not less than 100% of the market value, determined daily, of the securities loaned. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Fund's Board of Trustees has adopted policies designed to minimize such risks. The Fund may lend securities in an amount not exceeding one-third of the value of its total assets, measured at the time any such loan is made. Securities lending involves a form of leverage, and the Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Fund's transaction costs.

     When-Issued Securities. In order to help ensure the availability of suitable securities for investment, the Fund may purchase securities on a "when-issued" or on a "forward delivery" basis. Securities purchased in this manner will be delivered to the Fund at a future date beyond the customary settlement time. It is expected that, in normal circumstances, the Fund will take delivery of such securities. In general, the Fund does not pay for the securities or become entitled to dividends or interest until the purchase of the securities is settled. There are no percentage of asset limitations on this practice. However, while awaiting delivery of any securities purchased on such a basis, the Fund will establish a segregated account consisting of cash or liquid securities equal to the amount of its commitments to purchase securities on a "when-issued" basis.

Portfolio Turnover

     There are no fixed limitations regarding portfolio turnover. However, it is estimated that the Fund's annual portfolio turnover rate will not exceed 150%. Although the Fund generally does not engage in short-term trading, securities may be sold without regard to the time they have been held when investment considerations warrant such action. As a result, under certain market conditions, the turnover rate of the Fund may be higher than the estimate set forth above. A high portfolio turnover rate will result in higher brokerage costs to the Fund and may also result in the realization of greater capital gains which will be subject to tax, including short-term gains which will be taxable to shareholders at ordinary income tax rates. See "FUND EXPENSES" and "DISTRIBUTIONS AND TAXES".

Investment Characteristics

     The investment performance of the Fund will vary over time based upon changes in the values of its investments and the dividends and interest received on those investments. The value of the Fund's investments will be affected by a variety of factors, including the perceived financial condition and earnings of issuers; market and industry trends; economic, social and political developments; and changes in interest rates. The net asset value per share of the Fund can be expected to fluctuate daily.

                            INVESTMENT RESTRICTIONS

     The Fund has adopted certain investment policies and restrictions which are described in this Prospectus and in the Statement of Additional Information. Except as otherwise noted, these policies and restrictions are not fundamental and may be changed by the Board of Trustees of the Trust. However, the Fund's investment objectives may not be changed without the vote of the holders of a majority of the Fund's outstanding shares (a "Majority Shareholder Vote"), which means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund (including shares of all classes); or (2) 67% or more of the shares present at a meeting of shareholders if more than 50% of the Fund's outstanding shares (including shares of all classes) are represented at the meeting in person or by proxy. The following investment restrictions, and certain additional investment restrictions set forth in the Statement of Additional Information, are fundamental and may not be changed without a Majority Shareholder Vote. Under these restrictions, the Fund may not:

     1. Purchase a security, other than U.S. Government securities, if as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities, or of any class of securities, of any one issuer. For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.

     2. Purchase a security, other than U.S. Government securities, if as a result of such purchase 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in any one industry.

                         SPECIAL INVESTMENT TECHNIQUES

     The Fund may purchase and sell (or write) options on individual stocks (or baskets of stocks) and stock index options in pursuing its investment objectives or for hedging purposes. The Fund may also purchase and sell stock index futures and related options, but only for hedging purposes. Use of these techniques involves special risks. See "Risks of Futures and Options" below. There is no requirement that the Fund hedge its investments. More detailed descriptions of the Fund's use of options and futures and their risks are contained in the Statement of Additional Information.

Use of Futures and Options

     The Fund may use futures contracts and related options for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which it invests. For example, the Fund may sell a stock index futures contract (or purchase put options on such contracts) in anticipation of a general market or market sector decline that might adversely affect the prices of the Fund's portfolio securities. Similarly, the Fund may purchase put options on stocks (including baskets of stocks) and on stock indices to provide protection against a decline in the price of a stock or a market sector below a specified level or a general market decline. To the extent that there is a correlation between these financial instruments and the position being hedged, the use of options and futures can reduce the Fund's exposure to general market risk and permit the Fund to retain its securities positions. The value of a put option would be expected to rise as a result of a decline in the value of the position being hedged and thus could offset all or a portion of losses resulting from declines in the value of that position. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of an option (in the form of premium and transaction costs), the Fund would suffer a loss in a put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium.

     The Fund may purchase call options on individual stocks, baskets of stocks and stock indices in seeking to profit from increases in stock prices, and purchase such options and stock index futures contracts (or purchase call options on such contracts) to hedge against a market advance that might increase the prices of securities that the Fund is planning to acquire. By purchasing a call option on a stock index, the Fund would attempt to participate in potential price increases of the underlying index, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fall. At the same time, the Fund would suffer a loss if stock prices do not rise sufficiently to offset the cost of the option. The Fund may purchase and write options in combination with each other to adjust the risk and return of its overall investment positions.

     The Fund may also write (sell) covered call options with respect to securities in its portfolio. The premium that the Fund receives from writing a call option will supplement the Fund's income and to that extent will provide a partial hedge against a decline in the price of the securities. The Fund may also write call options on stock indices. The Fund will write only covered call options. A call option on securities will be covered if the Fund has in its portfolio (or has the right to acquire at no cost) the securities subject to the option, or if the Fund owns an option that offsets its obligations under the written option. Index options will be considered covered if the pattern of price fluctuations of the Fund's portfolio or a portion thereof substantially replicates the pattern of price fluctuations in the index underlying the option. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a predetermined price if the option is exercised on or before its expiration date. A stock index call option written by the Fund obligates the Fund to make a cash payment to the holder of the option if the option is exercised and the value of the index has risen above a predetermined level on or before the expiration date of the option. The Fund may terminate its obligations as the writer of a call option by purchasing an option identical to the one written. Writing covered call options provides the Fund with opportunities to increase the returns earned from portfolio securities through the receipt of premiums paid by the purchasers of the options. However, writing covered call options may reduce the Fund's returns if the value of the underlying security or index increases and the option position is exercised or closed out by the Fund at a loss. The Fund's options transactions may be effected both on securities exchanges and in the over-the-counter market.

Risks of Futures and Options

     The purchase and sale of options, and futures contracts and related options, involve risks different from those associated with direct investments in securities, and also require the use of different skills by the Investment Adviser than those used in managing the Fund's direct investments in stocks. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the Investment Adviser is not successful in using these instruments or in predicting market changes, the Fund's performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. When the Fund writes an option, it is also possible that the Fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that the Fund may need to sell a portfolio security at a disadvantageous time, and there is a risk, particularly in the case of over-the-counter options, that the Fund may be unable to close out or liquidate its position. Over-the-counter options also involve the risk that the counterparty to the Fund's transaction will not honor its contractual commitments under an option. The Fund's options and futures transactions will subject the Fund to commissions and other costs which may increase the Fund's expenses and reduce its yield. The Fund's current policy is to limit options and futures transactions to those described above.

Limitations on Use of Futures and Options

     The Fund will not enter into a futures contract or related option if the sum of the initial margin deposits on futures contracts and premiums paid for unexpired options on such contracts, other than for bona fide hedging purposes as defined by the Commodity Futures Trading Commission, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and losses on such contracts and options. The in-the-money amount of an option on a futures contract may be excluded in calculating this 5% limitation. The Fund may invest up to 5% of the value of its total assets, represented by the premiums paid, for the purchase of options on securities and stock index options. The Fund may not write options on securities or stock indices with aggregate exercise prices in excess of 30% of the value of the Fund's assets measured at the time an option is written.

                                  MANAGEMENT

     The business and affairs of the Fund are managed under the general direction and supervision of the Board of Trustees of the Trust. Responsibility for management of the Fund's investments has been delegated by the Board to the Investment Adviser. Other matters relating to the Fund's day-to-day operations are handled by the Trust's officers, each of whom is an officer or employee of the Investment Adviser or of the Administrator.

Investment Adviser

     John A. Levin & Co., Inc. provides investment advisory services to the Fund. Subject to such policies as the Board of Trustees may determine, the Investment Adviser makes all investment decisions for the Fund and places all orders for the purchase and sale of investments by the Fund. The Investment Adviser also provides certain administrative services to the Fund and the Trust to the extent that those services are not provided by other organizations retained by the Fund, and furnishes, without expense to the Fund, the services of its personnel to serve as the officers and Trustees of the Trust. In consideration of the services provided by the Investment Adviser, the Fund pays the Investment Adviser a monthly fee computed at the annual rate of 0.75% of the Fund's average daily net assets.

     Together with its predecessor, the Investment Adviser has provided investment advisory services to clients since 1982. The Investment Adviser is a wholly-owned subsidiary of Baker, Fentress & Company ("Baker Fentress"), a closed-end investment company whose shares are listed on the New York Stock Exchange (the "NYSE"). Clients of the Investment Adviser include U.S. and foreign individuals, trusts, non-profit organizations, registered investment funds, investment partnerships, endowments, and pension and profit-sharing funds. The Investment Adviser currently manages in excess of $6 billion in assets for its clients.

     The persons who serve as the portfolio managers of the Fund, and their business experience during the past five years (including positions with the Investment Adviser and its predecessor), are as follows:

          Melody L. Prenner Sarnell: Executive Vice President of the Investment Adviser; securities analyst and portfolio manager of the Investment Adviser since 1984; Director of Baker Fentress since June, 1996.

          Jeffrey A. Kigner: Executive Vice President of the Investment Adviser; securities analyst and portfolio manager of the Investment Adviser since 1984; Director of Baker Fentress since June, 1996.

     The Investment Adviser may allocate purchase and sale orders for portfolio securities to broker-dealers that are affiliated with the Investment Adviser, if the Investment Adviser believes that the quality of the transaction and the commissions are comparable to what they would be with other qualified broker-dealers.

Administrator

     [                ] (the "Administrator") supplies administrative services
to the Fund and generally assists the Fund in all aspects of its administration and non-investment related operations. The Administrator provides various services required in connection with the operations of the Trust and the Fund, including, but not limited to: overseeing the preparation and maintenance of all documents and records required to be maintained by the Trust and the Fund; preparing and updating required regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating materials for meetings of the Board of Trustees and the shareholders. For these services, the Fund
pays the Administrator a monthly fee calculated at the annual rate of [       ].

                                 FUND EXPENSES

     The Fund pays all of its expenses other than those expressly assumed by the Investment Adviser or LEVCO Securities, Inc. (the "Distributor"). Expenses of the Fund are deducted from the Fund's total income before dividends are paid. The Fund's expenses include, but are not limited to: fees paid to the Investment Adviser and the

Administrator; fees of the Fund's independent accountants, custodian and transfer agent and certain related expenses; taxes; organization costs; brokerage fees and commissions; interest; costs incident to meetings of the Board of Trustees of the Trust and meetings of the Fund's shareholders; costs of printing and mailing prospectuses and reports to shareholders and the filing of reports with regulatory bodies; legal fees and disbursements; fees payable to federal and state regulatory authorities; fees and expenses of Trustees who are not affiliated with the Investment Adviser, the Distributor or the Administrator; and any extraordinary expenses. As discussed under "SUMMARY OF EXPENSES," the Investment Adviser has voluntarily agreed to waive its fee and to absorb expenses of the Fund to the extent necessary to limit the ordinary operating expenses of the Fund to a specified percentage of the Fund's average daily net assets. The Investment Adviser may modify or terminate this undertaking at any time.

                               HOW TO BUY SHARES

     Shares of the Fund are available for purchase by investors through the Distributor. All purchases of shares are effected at the net asset value per share of the Fund next computed after the receipt of a purchase order by the Transfer Agent and payment by check or federal funds. See "Share Price" below. No sales charge is imposed in connection with the purchase of shares. Stock certificates for shares will not be issued. Instead, the Transfer Agent maintains an account for each shareholder reflecting full and fractional shares of the Fund owned, and sends shareholders confirmations of each transaction and quarterly statements showing account balances. The Fund reserves the right to reject any order to purchase shares.

     The minimum initial investment in the Fund by an investor is $2,000. Subsequent investments may be made in any amount of $500 or more. The Fund may waive these minimum investment requirements in special circumstances and may modify these requirements at any time.

     Shares of the Fund may be purchased by check or federal funds wire using the procedures described below.

     The Distributor is an indirect, wholly owned subsidiary of Baker Fentress. Its address is One Rockefeller Plaza, New York, New York 10020.

Purchase by Mail

     Checks to purchase shares of the Fund must be drawn on a U.S. bank and made payable to "Crescendo Growth and Income Fund." Checks should be sent, together with a completed Account Application in the case of an initial investment, to:
Crescendo Growth and Income Fund, c/o [_________________]. Subsequent investments should be accompanied with an investment slip (which will be enclosed with confirmations and statements sent to investors), and your Fund account number should be written on the check. Third party checks will not be accepted.

     All checks are accepted subject to collection. In the event that an investor's check does not clear, the Fund will hold the investor liable for the full amount of any decrease in the value of the shares that have been issued and for any collection costs incurred by the Fund. Payments for redemptions of shares recently purchased by check may be delayed to assure that the purchase check clears, which may take up to 15 days from the Transfer Agent's receipt of the check. This delay can be avoided if shares are purchased by wire and will also not apply if there are sufficient other shares in the account from which to satisfy the requested redemption.

PURCHASE BY WIRE

     Shares can be purchased by federal funds wire.  To send a wire payment, you
should have your bank transmit federal funds to:  [                       ],
Transmit Number [        ], Attn.:  Crescendo Growth and Income Fund, Account
Name (Name of Investor). In the case of an initial investment, you should obtain an account number by calling 1-800-________ before wiring funds. A completed Account Application, including your account number, should be submitted promptly after wiring federal funds for an initial investment.

     For further information regarding the procedures to be used in purchasing shares, you may contact the Distributor or call 1-800-________.

     PLEASE BE SURE TO SUBMIT A COMPLETED ACCOUNT APPLICATION WITH ALL INITIAL PURCHASES. AN ACCOUNT APPLICATION MUST BE ON FILE WITH THE TRANSFER AGENT IN ORDER TO REDEEM SHARES.

SHARE PRICE

     The Fund's net asset value per share is determined once daily as of the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), on each day the NYSE is open for business. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less its liabilities) by the total number of Fund shares outstanding.
The Fund's investments are valued at their market value or, if market quotations are not readily available, at their fair value as determined by the Investment Adviser in accordance with procedures adopted by the Fund's Board of Trustees.

                              HOW TO REDEEM SHARES

     Shares of the Fund may be redeemed at any time at their current net asset value per share next computed after receipt of a redemption request in proper form. See "HOW TO BUY SHARES - Share Price." No charges are imposed in connection with redemptions of shares. The value of the shares redeemed may be more or less than their original cost.

     The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, but may be delayed for more than seven days as provided by SEC rules. However, if you purchase shares by check and submit shortly thereafter a redemption request, the redemption proceeds will not be transmitted to you until your purchase check has cleared, which may take up to 15 days. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of ownership. Shares may not be redeemed unless you have submitted a completed Account Application which is on file with the Transfer Agent.

     The Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the NYSE or the bond market is closed or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities in its portfolio, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

     The Fund reserves the right to redeem at its option, upon not less than 45 days' written notice, the account of any shareholder that, as a result of a redemption of shares, has a value of less than $2,000 if the shareholder does not purchase additional shares to increase the account value to at least $2,000 during the notice period. In addition, although redemption proceeds will normally be paid by check or wire, if the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders, redemption payments may be made in whole or in part by the distribution of portfolio securities held by the Fund.

     Shares of the Fund may be redeemed by using one of the procedures described below. For further information regarding redemption procedures, you may contact the Distributor or call 1-800-________.

WRITTEN REDEMPTION REQUESTS

     You may redeem shares by written request mailed to: Crescendo Growth and Income Fund, c/o [___________]. A written request must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. If you have any questions with respect to signature guarantees, please call 1-800-________.

     The proceeds of the redemption of shares redeemed by written request will normally be paid by check made payable to the shareholders of record. However, you may request that redemption proceeds of $1,000 or more be wired to any member bank of the Federal Reserve System if you have previously on your Account Application, or on a Shareholder Services Form filed with the Transfer Agent, designated an account at such bank to which redemption proceeds may be wired.

TELEPHONE REDEMPTION REQUESTS

     You may redeem shares by telephone request if you have checked the appropriate box on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you have selected this option, you may place a redemption request by calling 1-800-________. The proceeds of telephone redemptions in the amount of $1,000 or more will be wired to your account at any member bank of the Federal Reserve System if you have previously designated an account at such a bank to which redemption proceeds may be wired. Otherwise redemption proceeds will be paid by check made payable to the shareholder of record.

     During times of extreme economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption of Fund shares. In such cases, you should consider using a written redemption request sent by overnight service to: Crescendo Growth and Income Fund, c/o [______________________]. Using this procedure may result in your redemption request being processed at a later time that it would have been if the telephone redemption procedure had been used. During the delay, the Fund's net asset value may fluctuate.

     By selecting the telephone redemption option, you authorize the Transfer Agent to act on telephone instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent employs reasonable procedures, such as requiring a form of personal identification, to confirm that telephone redemption instructions are genuine, and neither the Fund nor the Transfer Agent will be liable for any losses due to unauthorized or fraudulent instructions if such procedures are followed. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the number of such requests within a specified period.

                            DISTRIBUTIONS AND TAXES

Distributions

     The Fund declares and distributes dividends from net investment income quarterly and will distribute its net capital gains, if any, at least annually. Payment of all dividends and capital gains distributions will be made in shares, unless a shareholder has elected to be paid dividends and other distributions by check.

Taxes

     The Fund intends to qualify each year as a regulated investment company by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), concerning the diversification of the Fund's assets, distribution of its income, and sources of its income. If so qualified, the Fund will not be subject to federal income tax to the extent that it distributes its net income to shareholders as required by the Code. Certain federal income and excise taxes would be imposed on the Fund if it failed to make certain required distributions of its income to shareholders. The Fund intends to make distributions in a manner which will avoid the imposition of any such taxes. If, however, for any taxable year the Fund does not qualify as a regulated investment company, then all of its taxable income will be subject to tax at regular corporate rates.

     Shareholders will have to pay any applicable federal income taxes on the dividends and distributions they receive from the Fund, whether paid in cash or reinvested in additional shares of the Fund. Dividends and distributions will also be subject to applicable state and local taxes. Dividends derived from net investment income or net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be taxable to shareholders as ordinary income for federal income tax purposes. Distributions from net realized long-term capital gains will be taxable to shareholders as long-term capital gains for federal income tax purposes, regardless of how long a shareholder has held shares. Each year, shareholders of the Fund will be sent full information on dividends and capital gains distributions for tax purposes, including information as to the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of dividends eligible for the dividends received deduction available for corporations.

     Redemptions of shares of the Fund will result in the recognition of any gain or loss for federal income tax purposes.

     The foregoing discussion regarding Federal taxation is for general information only. It is based on tax laws and regulations as in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. Prospective investors should consult their own tax advisors concerning federal and state tax consequences.

                           SHAREHOLDER COMMUNICATIONS

Shareholder Reports

     The Fund sends shareholders annual and semi-annual reports without charge. These reports include financial statements and will also generally include information regarding the Fund's investment performance. The financial statements of the Fund appearing in the Fund's annual reports are audited by [________________], the Fund's independent public accountants.

Shareholder Inquiries

     For questions concerning shareholder accounts, dividends and share purchase and redemption procedures, a shareholder may contact the Distributor or may call the Transfer Agent toll free at 1-800-xxx-xxxx.

                            PERFORMANCE INFORMATION

     From time to time the Fund may advertise or report certain information about its investment performance. The Fund may present standardized and non-standardized total return in advertisements or other material. Standardized total return is calculated in accordance with a formula prescribed by the SEC. Under this method, total return is calculated by determining the difference between the net asset value of all shares held at the end of the period for which a quotation is being given and the net asset value per share for each share held at the beginning of the period (assuming reinvestment of dividends and other distributions), and then dividing that difference by the per share net asset value at the beginning of the period. (The calculations implicitly reflect the compounding of dividends and other distributions by assuming reinvestment.) The average annual compounded rate of return is the yearly rate of return that, when applied evenly to each annual period and compounded, would produce the total return for the period quoted. Non-standardized total return differs from standardized total return in that it may be related to a nonstandard period or presented as an aggregate rate of return, rather than as an annual average.

     The performance of the Fund may be compared to the performance of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, performance information may be compared with data published by Lipper Analytical Services, Inc. or to unmanaged indices of stock market performance. The performance information may also include evaluations of the Fund published by nationally recognized ranking services and by various national or local financial publications, such as Business Week, Forbes, Fortune, Institutional Investor, Money, The Wall Street Journal, Barron's, Changing Times, Morningstar, Mutual Fund Values, U.S.A. Today, The New York Times, or other industry or financial publications.

     Quotations of performance are historical, and should not be considered as indicative of future results.

                             ADDITIONAL INFORMATION

     Description of Shares. The Trust is a Delaware business trust organized pursuant to a Certificate of Trust dated ______________. Under its Declaration of Trust, the Trust is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value, and to issue one or more series of such shares, each representing interests in a separate investment portfolio. As of the date of this Prospectus, the Trust has established only one series of its shares, representing interests in the Fund. The Board of Trustees has the power to establish additional series of shares representing interests in other investment portfolios and, subject to the 1940 Act and other applicable laws and regulations, to issue two or more classes of shares of each series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

     Shareholders of the Fund are entitled to vote on the election of Trustees and the ratification of the Trust's independent accountants when those matters are voted upon at a meeting of shareholders, and also have the right to vote on certain other matters as provided by the 1940 Act and the Declaration of Trust. Each share (and fractional share) is entitled to that number of votes which equals the net asset value of such share (or fraction thereof). All shares of the Trust have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so.

     Under Delaware law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder's investment. However, the Declaration of Trust disclaims liability of shareholders, Trustees and officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

     Annual meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held on the removal of a Trustee or Trustees of the Trust if requested in writing by holders of not less than 10% of the outstanding shares of the Trust.

     Custodian. [                       ] serves as custodian of the assets of
the Fund, and also provides transfer agency services and dividend disbursing services. The custodian maintains custody of all securities and other assets of the Fund, and is authorized to hold the Fund's investments in securities depositories and to use sub-custodians which have been approved by the Trust.

     Control Persons. As of the date of this Prospectus, all of the outstanding shares of the Fund were owned by M.__________, an interested person of the Fund. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Fund. Through the exercise of voting rights with respect to the shares, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters as to which shareholder approval is required.

     Additional Information. This Prospectus, including the Statement of Additional Information which has been incorporated herein by reference, does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

--------------------------------------------------------------------------------
                        CRESCENDO GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

          Investment Adviser

            John A. Levin & Co., Inc.
            One Rockefeller Center
            New York, New York  10020

          Distributor

            LEVCO Securities, Inc.
            One Rockefeller Center
            New York, New York  10020

          Custodian

            [                 ]
            [                 ]
            [                 ]

          Transfer Agent

            [                 ]
            [                 ]
            [                 ]

          Independent Public Accountants

            [                 ]
            [                 ]
            [                 ]

          Legal Counsel

            Schulte Roth & Zabel LLP
            900 Third Avenue
            New York, New York  10022

          Shareholder Inquiries

            1 (800) [               ]

--------------------------------------------------------------------------------
     NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN APPROVED SALES LITERATURE IN CONNECTION WITH THE OFFER CONTAINED HEREIN, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE TRUST OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION -- SUBJECT TO COMPLETION -- MARCH 14, 1997
--------------------------------------------------------------------------------

   Statement of Additional Information dated [__________ __], 1997 CRESCENDO GROWTH AND INCOME FUND
   (a series of LEVCO Investment Trust)

   One Rockefeller Plaza
   25th Floor
   New York, New York 10020
--------------------------------------------------------------------------------

     Crescendo Growth and Income Fund (the "Fund") is a series of LEVCO Investment Trust (the "Trust"), an open-end, diversified, management investment company (commonly known as a "mutual fund"). The investment objectives of the Fund are long-term growth of capital and current income. The Fund pursues these objectives by investing its assets primarily in common stocks and other securities having equity characteristics, which, in the opinion of the Fund's investment adviser, offer superior potential for growth and pay current dividends. The Fund will also purchase common stocks and other equity securities which do not pay current dividends, but which offer prospects for growth of capital and future income, and may purchase debt securities to earn current income. In pursuing its objectives, the Fund may utilize a variety of investment techniques. See "INVESTMENT OBJECTIVES AND POLICIES." Options on securities, stock index options and stock index futures and related options may be used by the Fund for hedging purposes and involve certain risks. See "SPECIAL INVESTMENT TECHNIQUES."

     John A. Levin & Co., Inc. (the "Investment Adviser") serves as the investment adviser of the Fund.

     LEVCO Securities, Inc. (the "Distributor"), an affiliate of the Investment Adviser, is the distributor of the Fund's shares. Shares may be purchased from the distributor without the imposition of any sales charges. The minimum initial investment in the Fund is $2,000. Subsequent investments may be made in any amount of $500 or more.

                           ------------------------

     Information about the Fund is set forth in a separate Prospectus for the Fund, dated _______________, 1997, which provides the basic information you should know before investing. To obtain a copy of the Fund's Prospectus, please write to the Fund at the address printed on this page or call 1-800-xxx-xxxx. This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Fund and the Trust, and should be read in conjunction with the Prospectus.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                               TABLE OF CONTENTS
                               -----------------

                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES AND POLICIES.........................................   3

INVESTMENT RESTRICTIONS....................................................   8

PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................  10

DETERMINATION OF NET ASSET VALUE...........................................  11

TAXES......................................................................  12

PURCHASES AND REDEMPTIONS OF SHARES........................................  14

TRUSTEES AND OFFICERS......................................................  14

INVESTMENT ADVISORY AGREEMENT..............................................  16

DISTRIBUTOR................................................................  17

SPECIAL INVESTMENT TECHNIQUES..............................................  17

PERFORMANCE INFORMATION....................................................  20

ADDITIONAL INFORMATION.....................................................  21

STATEMENT OF ASSETS AND LIABILITIES........................................  23

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------

     The sections below describe, in greater detail than described in the Fund's Prospectus, some of the different types of investments which may be made by the Fund, as well as the different investment practices in which the Fund may engage. The use of options and futures contracts by the Fund is discussed on page B-17 under "SPECIAL INVESTMENT TECHNIQUES". Investors should see the Prospectus for a description of the general investment policies of the Fund.

Types of Equity Securities
--------------------------

     Equity securities purchased by the Fund may include common, preferred and convertible preferred stocks and securities having equity characteristics such as rights, warrants and convertible debt securities. See "Convertible Securities". Common stocks and preferred stocks represent equity ownership interests in a corporation and participate in a corporation's earnings through dividends declared by the corporation. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation's earnings, which if prior stated dividends have not been paid may be "cumulative". Dividends payable on preferred stock have priority over distributions to holders of common stock, and holders of preferred stocks generally have a preference on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating", which means that they may be entitled to dividends in excess of the stated dividend. The rights of common and preferred stocks are generally subordinate to the rights of the holders of a corporation's debt securities. Rights and warrants are securities which entitle the holder to purchase the securities of a company (generally, its common stock) at a specified price during a specified period. For this reason, the values of rights and warrants are affected by factors similar to those which determine the prices of common stocks. Rights and warrants may be purchased directly or may be acquired in connection with a corporate reorganization or exchange offer.

Convertible Securities
----------------------

     Convertible securities (e.g., convertible debt obligations and convertible preferred stock) entitle the holder to exchange the security for a fixed number of shares of common stock (or other equity security), usually at a fixed price and for a specified period of time. The holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock until the date of conversion.

     Convertible securities have an "investment value", which is defined as the theoretical value determined by the yield they provide in comparison with similar securities without the conversion feature. The investment value changes based upon prevailing interest rates and other factors. Convertible securities also have a "conversion value", which is the market value of the convertible security were it to be exchanged for the underlying equity security. The conversion value fluctuates with changes in the price of the underlying security. If the conversion value is substantially below the investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the price of the convertible security generally will rise above the investment value and may represent a premium over the conversion value due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. An investment in a convertible security, when the price of such security is influenced primarily by the conversion value, will generally yield less than a senior non-convertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values or conversion values. However, there is no assurance that any premium above investment value or conversion value will be recovered since prices change and, as a result, the ability to achieve capital appreciation through conversion may never be realized.

Foreign Securities
------------------

     The Fund may invest up to 20% of its total assets, at the time of purchase, in foreign securities, including securities purchased by means of American Depository Receipts ("ADRs") and other depository receipts. Investments in foreign securities will be affected by a number of factors which ordinarily do not affect investments in domestic securities.

     Foreign securities may be affected by currency exchange rates changes, exchange control regulations, changes in governmental administration and economic or monetary policy (both in the U.S. and abroad), political events, expropriation, nationalization and confiscatory taxation. Dividends and interest paid on foreign securities may be subject to foreign taxes, including withholding taxes. In addition, there may be less publicly available information about foreign issuers than is available about domestic issuers, and foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic issuers. Securities of certain foreign issuers and securities in certain foreign markets are less liquid and more volatile than domestic securities, and foreign brokerage commissions are generally higher than those in the U.S. There is also generally less regulation and supervision of exchanges, brokers and issuers in foreign countries.

     Securities denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency exchange rates. Furthermore, costs are incurred in converting one currency to another. Exchange rates are determined by forces of supply and demand, which are affected by a variety of factors, including international balances of payments, economic and financial conditions, government intervention and speculation. Foreign currency exchange transactions may be effected on a "spot" basis (cash basis) at the prevailing spot rate for purchasing or selling currency. The Fund may also utilize forward foreign currency contracts as described below.

     All these factors can make foreign investments more volatile than an investment in domestic securities.

Short-Term Investments
----------------------

     As discussed in the Prospectus, the Fund may invest in a variety of short-term debt securities ("money market instruments"), including instruments issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities") and repurchase agreements for such securities. Money market instruments are generally considered to be debt securities having remaining maturities of approximately one year or less. Government Securities are obligations either guaranteed by the U.S. Government or issued by its agencies or instrumentalities and include, for example, obligations of the Export-Import Bank of the United States, the General Services Administration, Federal Land Banks, Farmers Home Administration and Federal Home Loan Banks. Some Government Securities, such as U.S. Treasury obligations and obligations issued by the Export-Import Bank and the Federal Housing Administration, are backed by the full faith and credit of the U.S. Treasury. Others, such as those issued by Federal Home Loan Banks, are backed by the issuer's right to borrow from the U.S. Treasury. Some, such as those issued by the Federal National Mortgage Association and Federal Farm Credit Banks, are backed only by the issuer's own credit, with no backing of the U.S. Treasury. Other types of money market instruments include certificates of deposit, bankers' acceptances, commercial paper, letters of credit, short-term corporate obligations, and other obligations as discussed below.

     The short-term investments of the Fund in bank obligations may include certificates of deposit, bankers' acceptances, time deposits and letters of credit. These investments will be limited to: (1) obligations of U.S. commercial banks and savings institutions having total assets of $1 billion or more, (2) instruments secured by such obligations, including obligations of foreign branches of U.S. banks and (3) similar obligations of foreign commercial banks having total assets of $1 billion or more or their U.S. branches which are denominated in U.S. dollars. Obligations of foreign banks and their U.S. branches are subject to additional risks of the type generally associated with investment in foreign securities. See "Foreign Securities". Similar risks may apply to the obligations of foreign branches of U.S. banks. There currently are no reserve requirements applicable to obligations issued by foreign banks or foreign branches of U.S. banks. Also, not all federal and state banking laws and regulations applicable to domestic banks relating to the maintenance of reserves, loan limits and the promotion of financial soundness apply to foreign branches of domestic banks, and none apply to foreign banks.

     Commercial paper constituting the short-term investments of the Fund must be rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, must be issued by a company having an outstanding debt issue rated at least BBB by S&P or Baa by Moody's. Other types of short-term corporate obligations (including loan participations and master demand notes) must be rated at least A by S&P or Moody's to qualify as a short-term investment of the Fund, or, if not rated, must be issued by a company having an outstanding debt issue rated at least A by Moody's or S&P. The quality standards described above may be modified by the Fund upon the approval of its Board of Trustees. Short-term obligations of the types described above, but not meeting applicable quality standards, will only be purchased subject to a repurchase agreement with (or guaranteed as to principal and interest by) a domestic or foreign bank, a domestic savings institution, a corporation which meets such quality standards or a foreign government having an outstanding debt security rated at least AA by S&P or Aa by Moody's.

Repurchase Agreements
---------------------

     As discussed in the Prospectus, the Fund may enter into repurchase agreements involving securities which are eligible for purchase by the Fund.

     Repurchase agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition of Government Securities or other securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement typically provides that the investor will sell back to the institution, and the institution will repurchase, the underlying security (the "collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The investor will receive interest from the institution until the repurchase date. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include a requirement that the Investment Adviser effect repurchase transactions only with large, well capitalized United States financial institutions approved by the Investment Adviser as creditworthy based upon periodic review under guidelines established and monitored by the Trustees of the Fund. In addition, the value of the collateral underlying the repurchase agreement, which is held by the Fund's custodian in a segregated account on behalf of the Fund, will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default by or the bankruptcy of a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund may suffer a loss. The Fund does not invest in repurchase agreements that do not mature within seven days. Investments in repurchase agreements may at times be substantial when, in the view of the Investment Adviser, liquidity or other considerations so warrant.

Types of Debt Securities
------------------------

     The types of debt obligations in which the Fund may invest are described in the Prospectus. These investments are subject to certain quality limitations and other restrictions and include money market instruments and other types of obligations. See "Investment Descriptions and Practices" in the Prospectus. Debt obligations are subject to various risks. In addition, investors should recognize that although securities ratings issued by securities rating services generally serve as a useful guide to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels cause fluctuations in the prices of debt obligations and will, therefore, cause fluctuations in the net asset value per share of the Fund.

     The Fund's investments in debt securities may include obligations rated "investment grade" by a nationally recognized statistical rating organization (a "NRSRO") and unrated obligations determined by the Investment Adviser to be of comparable quality, and may also include non-investment grade obligations. As discussed in the Prospectus, non-investment grade obligations involve certain risks.

     Subsequent to the purchase of a debt security by the Fund, the ratings or credit quality of a debt security may deteriorate. Any such subsequent adverse change in the rating or quality of a security held by the Fund will not require the Fund to sell the security. However, the Investment Adviser will evaluate and monitor the quality of all investments and will dispose of investments which have deteriorated in their creditworthiness or ratings where such disposal is determined to be necessary to assure that the Fund's overall investments are consistent with its investment objectives.

     Lower rated obligations are affected differently from other securities by interest rates and the economy. For example, the prices of such obligations have been found to be less sensitive to interest rate changes than higher rated investments but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which will adversely affect their ability to service their principal and interest payment obligations, meet projected business goals, and obtain additional financing. To the extent that there is no established retail secondary market, there may be thin trading of lower rated obligations which may adversely impact the ability of the Investment Adviser to accurately value such obligations and the Fund's assets, and may also adversely impact the Fund's ability to dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated obligations, especially in a thinly traded market.

     Zero Coupon Securities. Debt securities purchased by the Fund may include zero coupon securities. No interest payments are made on zero coupon securities prior to maturity and, for this reason, zero coupon securities of longer maturities may trade at a deep discount from their face or par value and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. Current federal tax law requires that the holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment that year. It is not anticipated that the Fund will invest more than [5%] of its assets in zero coupon securities in the coming year.

     Variable Rate Securities. Debt obligations purchased by the Fund may also include variable and floating rate securities. The interest rates payable on these securities are adjusted either at predesignated periodic intervals or whenever there is a change in an established market rate of interest. Other features may include a right whereby the investor who holds the security may demand prepayment of the principal amount prior to the stated maturity (a "demand feature") and the right of an issuer to prepay the principal amount prior to maturity. One benefit of variable and floating rate securities is that, because of interest rate adjustments on the obligation, changes in market value that would normally result from fluctuations in prevailing interest rates are reduced. The benefit of a demand feature is enhanced liquidity.

Forward Foreign Currency Contracts
----------------------------------

     As discussed in the Prospectus, the Fund may enter into forward currency contracts to purchase or sell foreign currencies as a hedge against possible variations in foreign exchange rates. A forward foreign currency exchange contract is an agreement to exchange an amount of currency at some future time at an agreed upon rate. The rate may be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in a foreign security, the Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received ("transaction hedging"), or during the time the Fund holds the foreign security ("position hedging"). Hedging, through the use of forward contracts, against a decline in the value of a currency does not eliminate fluctuations in the prices of securities or prevent losses if such prices decline. Hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. The Fund will not speculate in forward currency contracts. If the Fund enters into a "position hedging transaction", which is the sale of forward non-U.S. currency with respect to a security held by it and denominated in such foreign currency, the Fund's custodian will place either cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. If the value of the securities placed in the account declines, additional cash or securities will be placed in the account so that the value of cash and securities in the account will equal the Fund's commitments with respect to such contracts. The Fund will not attempt to hedge all of its non-U.S. portfolio positions and will enter into such transactions only to the extent deemed appropriate by the Investment Adviser. The Fund will not enter into forward contracts for terms of more than one year.

Securities Loans
----------------

     Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below) and are at all times secured by cash or U.S. Government securities, or any combination thereof, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the amounts deposited as collateral.

     A loan may be terminated by the borrower on one business day's notice or by the Fund on four business days' notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Fund may use the collateral to replace the securities while holding the borrower liable for the excess of the replacement cost over the collateral. As with any extensions of credit, there are risks of delayed recovery and in some cases even loss of rights in the collateral should the borrower fail financially. However, loans of securities will only be made to firms deemed by the Investment Adviser to be creditworthy (such creditworthiness will be monitored on an ongoing basis) and will only be made when the income to be earned justifies the attendant risks. The borrower is required to return the securities upon the termination of the loan. Any gain or loss in the market price during the loan period will inure to the Fund.

     When voting or consent rights accompanying loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with loans of securities. The Fund will not lend securities if the loan would result in the Fund having loaned securities in excess of one third of its total assets, measured at the time of such loan. The Fund may lend foreign securities consistent with the foregoing requirements, but has no intention of doing so in the foreseeable future.

"WHEN-ISSUED" SECURITIES
------------------------

     Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. The purchase of securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. The purchase of securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

ILLIQUID SECURITIES
-------------------

    The Fund may invest up to 10% of its total assets in illiquid securities, including securities subject to restrictions on disposition under the Securities Act of 1933, as amended ("restricted securities"). In some cases, restricted securities may be difficult to value to the extent that they are not publicly traded, and may be difficult to sell promptly at favorable prices. The Fund's policies are intended to enable it to invest a limited portion of its assets in investments that are illiquid, but which nevertheless are considered to be attractive by the Investment Adviser.

                            INVESTMENT RESTRICTIONS
                            -----------------------

     The Fund has adopted various investment restrictions on its investment activities. Some are fundamental policies, which may only be changed by vote of a majority of the Fund's outstanding voting shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). A majority for this purpose is defined as the lesser of the holders of
(a) 67% or more of the shares of the Fund present at a meeting of shareholders, if the holders of at least 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

     Under its fundamental policies, the Fund may not:

     1. Purchase or sell commodities, except that the Fund may purchase and sell financial futures and related options and, in connection with its investments in foreign securities, may enter into transactions involving foreign currency, options on foreign currency and forward foreign currency exchange contracts, in each case in accordance with such investment policies as may be adopted by the Board of Trustees.

     2. Purchase or sell real estate or interests therein, or purchase oil, gas or other mineral leases, rights or royalty contracts or development programs, except that the Fund may invest in the securities of issuers engaged in the foregoing activities and may invest in securities secured by real estate or interests therein.

     3. Issue senior securities as defined by the 1940 Act or borrow money, except that the Fund may borrow from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to 10% of the value of the Fund's total assets (calculated at the time of the borrowing). The Fund may not make additional investments while it has borrowings exceeding 5% of the value of its total assets outstanding. This restriction shall not be deemed to prohibit the Fund from purchasing or selling securities on a when-issued or delayed-delivery basis, or entering into repurchase agreements, lending portfolio securities, selling securities short against-the-box, or writing covered put and call options on securities, stock indices and foreign currencies, in each case in accordance with such investment policies as may be adopted by the Board of Trustees.

     4. Underwrite the securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

     5. Make loans of money or securities, except that the Fund may lend money through the purchase of permitted investments, including repurchase agreements, and may lend its portfolio securities in an amount not exceeding 33-1/3% of the value of the Fund's total assets.

     6. Purchase a security, other than U.S. Government Securities, if as a result of such purchase 25% or more of the value of its total assets would be invested in the securities of issuers engaged in any one industry.

     7. Purchase a security, other than U.S. Government securities, if as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of any class of securities, or of the voting securities, of any one issuer. For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.

     The Fund has adopted the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees. Under these restrictions, the Fund may not:

     1. Make short sales of securities (other than short sales against-the-box) or purchase securities on margin, but the Fund may make margin deposits in connection with its permitted investment activities.

     2. Invest in the securities of a company for the purpose of exercising control, but the Fund may exercise its voting rights with respect to its portfolio securities.

     3. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to secure permitted borrowings and to implement collateral and similar arrangements incident to permitted investment practices.

     4.   Invest more than 10% of its total assets in illiquid securities.

     5. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     Except as otherwise may be stated, all percentage limitations on the Fund's investment practices apply at the time of an investment or a transaction. A later change in any percentage resulting from a change in value of the investment or in the total value of the Fund's assets will not constitute a violation of such restriction.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE
                      ------------------------------------

     Subject to the general supervision of the Fund's Board of Trustees, the Investment Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with non-affiliated dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit for the dealer. In underwritten offerings, securities are purchased at a fixed price which includes compensation to the underwriter, generally referred to as the underwriter's concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Fund anticipates that its transactions involving foreign securities will be effected primarily on the principal stock exchanges for such securities. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

     The Investment Adviser currently serves as investment adviser to a number of clients, and may in the future act as investment adviser to other clients, including other registered investment companies. It is the practice of the Investment Adviser to cause purchase and sale transactions to be allocated among the portfolios whose assets it manages in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the

Fund and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Fund.

     The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Board of Trustees of the Fund believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Fund and the Investment Adviser from obtaining high quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser may rely on its experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     In seeking to implement the Fund's policies, the Investment Adviser effects transactions with those brokers and dealers it believes provide the most favorable prices and which are capable of providing efficient executions. If the Investment Adviser believes such prices and execution are obtainable from more than one broker or dealer, it may give consideration to placing transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, wire services and appraisals or evaluations of securities. The information and services received by the Investment Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Fund directly. While such services are useful and important in supplementing its own research and facilities, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

     Consistent with the policies described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through the Distributor, a registered broker-dealer affiliated with the Investment Adviser. In order for such transactions to be effected, the commissions, fees or other remuneration received by the Distributor must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Distributor to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a comparable arm's-length transaction. In approving the use of an affiliated broker, the Board of Trustees of the Fund, including a majority of the Independent Trustees, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid are consistent with the foregoing standard.

                        DETERMINATION OF NET ASSET VALUE
                        --------------------------------

     The Prospectus describes the days on which the Fund's net asset value per share is computed for purposes of the purchase and redemption of shares, and also sets forth the times as of which such computation is made and the requirements applicable to the processing of purchase and redemption orders. Net asset value per share is computed once daily each day the New York Stock Exchange (the

"NYSE") is open. The NYSE currently observes the following holidays: New Year's Day; Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Thanksgiving Day (last Thursday in November); and Christmas Day.

     In valuing the assets of the Fund for purposes of computing net asset value, securities are appraised at market value as of the close of trading on each business day when the NYSE is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked price as reported by NASDAQ. Stock options traded on national securities exchanges are valued at the last sales price prior to the time of computation of net asset value per share. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. Other assets, including securities for which quotations are not readily available, are appraised at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees of the Fund. Absent unusual circumstances, short-term debt securities will be valued at their current market value when available, or otherwise at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value. A pricing service may be utilized to determine the fair value of securities held by the Fund. Any such service might value the investments based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data processing techniques, a matrix system or both to determine valuation. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are valued at their fair value.

     The value of securities held by the Fund and other assets used in computing net asset value is determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times prior to the close of the NYSE. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Fund or their liabilities, such securities and liabilities will be valued at their fair value in accordance with procedures adopted in good faith by the Fund's Board of Trustees. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars at the mean between the bid and offer prices of the currencies against U.S. dollars last quoted by any major bank.

                                     TAXES
                                     -----

     The following is only a summary of certain additional tax considerations that are not described in the Prospectus and generally affect the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

     It is the policy of the Fund each fiscal year to distribute substantially all of its net investment income and net realized capital gains, if any, to the shareholders. The Fund intends to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which is distributed to the shareholders. To qualify for such tax treatment, the Fund must generally, among other things, (a) derive at least 90% of its gross income from dividends, interest (including payments received with respect to loans of stock and securities) and gains from the sale or other disposition of stock or securities and certain related income; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities or options or futures thereon and certain other investments held less than three months; and (c) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of the Fund's assets is represented by cash, Government Securities and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government Securities). These requirements may limit the ability of the Fund to engage in transactions involving options and futures.

     Under present Delaware law, the Trust is not subject to any state income taxation during any fiscal year in which the Fund qualifies as a regulated investment company. However, the Trust might be subject to Delaware income taxes for any taxable year in which the Fund does not so qualify. Further, the Trust may be subject to tax in certain states where it does business. In those states which have income tax laws, the tax treatment of the Trust and its shareholders in respect to distributions may differ from federal tax treatment.

     Shareholders will be notified annually by the Fund as to the federal tax status of dividends and distributions paid to or reinvested by the shareholder for the preceding taxable year. In addition, dividend and long-term capital gains distributions may also be subject to state and local taxes. Each shareholder is advised to consult its own tax adviser concerning the tax effects of share ownership.

     It should be noted that both dividends and capital gains distributions received by a shareholder have the effect of reducing the net asset value of the shares by the exact amount of the dividend or capital gains distribution. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the distribution of realized long-term capital gains, such distribution would be at least a partial return of capital but nonetheless taxable at capital gains rates. Therefore, an investor should consider the tax consequences of purchasing shares immediately prior to a distribution record date.

     Dividends and interest received by the Fund on foreign investments may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between the United States and foreign countries may reduce or eliminate such taxes.

     Distributions by the Fund of net investment income and the excess of net short-term capital gains over net long-term capital loss are taxable to shareholders of the Fund as ordinary income regardless of whether such distributions are reinvested in additional shares or paid in cash. Distributions of net long-term gains, if any, are taxable as long-term capital gains regardless of how long the investor has held the shares and regardless of whether the distribution is received in additional shares or in cash.

     Futures Contracts and Related Options. Accounting for futures contracts and options on futures contracts will be in accordance with generally accepted accounting principles. Initial margin deposits made by the Fund upon entering into futures contracts will be recognized as assets. During the period the futures contract is open, changes in the value of the contract will be recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Maintenance margin payments will be made or received, depending upon whether gains or losses are incurred.


                      PURCHASES AND REDEMPTIONS OF SHARES
                      -----------------------------------

     Reference is made to the Prospectus under the headings "How to Buy Shares" and "How to Redeem Shares", which describe the method of purchase and redemption of shares.

     The Fund reserves the right, in its sole discretion, to (i) suspend the offering of shares and (ii) reject purchase orders when, in the judgment of the Investment Adviser, such suspension or rejection is in the best interest of the Fund.

     The Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the NYSE or the bond market is closed or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "SEC"), (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities in its portfolio, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

     If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. Where the Fund makes a redemption in kind, such redemption will be made in readily marketable securities whose value is easily ascertainable. The method of valuing portfolio securities for this purpose is as described under "DETERMINATION OF NET ASSET VALUE". The Trust has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.


                             TRUSTEES AND OFFICERS
                             ---------------------

     The Board of Trustees of the Trust has the overall responsibility for monitoring the operations of the Trust and the Fund and for supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Fund.

     Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

                                                                      Principal Occupations
    Name, Age and Address          Position(s) with Trust            During Last Five Years
------------------------------     ----------------------     --------------------------------------
Jeffrey A. Kigner, 36*             Trustee, Co-Chairman       Executive Vice President of the
One Rockefeller Plaza              and Treasurer              Investment Adviser. Prior to this,
25th Floor                                                    Mr. Kigner was a portfolio manager at
New York, NY 10020                                            the predecessor of the Investment
                                                              Adviser. Director of the Distributor.

Melody L. Prenner Sarnell, 41*     Trustee and Co-Chairman    Executive Vice President of the
One Rockefeller Plaza                                         Investment Adviser. Prior to this, Ms.
25th Floor                                                    Sarnell was a portfolio manager at the
New York, NY 10020                                            predecessor of the Investment Adviser.
                                                              Director and Executive Vice President
                                                              of the Distributor.

Norris Nissim, 30                  Secretary                  Director of Legal Affairs of the
One Rockefeller Plaza                                         Investment Adviser and Distributor.
25th Floor                                                    Prior to this, Mr. Nissim was an
New York, NY 10020                                            associate at Schulte Roth and Zabel
                                                              LLP. Prior to that, Mr. Nissim was
                                                              an associate at Fried Frank Harris
                                                              Shriver and Jacobson.

Glenn A. Aigen, 34                 Chief Financial Officer    Chief Financial Officer of the Invest-
One Rockefeller Plaza                                         ment Adviser. Prior to this, Mr. Aigen
25th Floor                                                    was the Director of Operations of the
New York, NY 10020                                            predecessor of the Investment Adviser.

*Designates a Trustee who is an "interested person" of the Trust as defined by the 1940 Act.

     Jeffrey A. Kigner and Melody L. Prenner Sarnell are Trustees who are "interested persons" of the Trust (as defined by the 1940 Act) by virtue of their affiliations with the Investment Adviser or the Distributor. Trustees who are not officers or employees of the Investment Adviser, the Distributor or their affiliated companies, are each paid an annual retainer of [$____] and receive an attendance fee of [$____] for each meeting of the Board of Trustees they attend. Members of the Audit Committee, of which each of the Trustees who are not "interested persons" of the Trust (as defined by the 1940 Act) is a member, receive an attendance fee of [$____] for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional [$____] annual fee. Officers of the Trust, all of whom are members, officers or employees of the Investment Adviser, the Distributor, the Administrator or their affiliates, receive no compensation from the Trust.

     Trustee compensation from the Trust is estimated as follows:

                                   Compensation Table
                                   ------------------

                               Aggregate       Pension or Retirement       Estimated       Total Compensation
     Name of Person,          Compensation      Benefits Accrued as      Benefits Upon         from Trust
        Position               from Fund       Part of Fund Expenses      Retirement        Paid to Trustees
-------------------------     ------------     ---------------------     -------------     ------------------
Jeffrey A. Kigner                  $0                   $0                    $0                   $0

Melody L. Prenner Sarnell          $0                   $0                    $0                   $0


                         INVESTMENT ADVISORY AGREEMENT
                         -----------------------------

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "MANAGEMENT - Investment Adviser".

     The Investment Adviser is a Delaware corporation with offices at One Rockefeller Plaza, Twenty-fifth floor, New York, New York 10020. It is an indirect wholly-owned subsidiary of Baker, Fentress & Company, a registered closed-end investment company listed on the NYSE.

     The Investment Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), dated [__________ __], 1997 with the Trust. The Advisory Agreement was approved by the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust at a meeting held on [__________ __], 1997, and was also approved on such date by the vote of the sole shareholder of the Trust on such date. The Advisory Agreement is terminable on 60 days' notice, without penalty, by the Trust's Board of Trustees or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Investment Adviser. The initial term of the Advisory Agreement expires on [__________ __], [1999], and the Agreement may be continued in effect from year to year thereafter subject to the approval thereof by (i) the Trust's Board of Trustees or (ii) the vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust or the Investment Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it will terminate automatically in the event of its "assignment" (as defined by the 1940 Act and the rules thereunder).

     The Investment Adviser manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Trust's Board of Trustees. The Investment Adviser is responsible for all investment decisions for the Fund and for placing orders for the purchase and sale of investments for the Fund's portfolio. The Investment Adviser also provides such additional administrative services as the Trust or the Fund may require beyond those furnished by the Administrator and furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary in connection with the operation of the Trust and the Fund. In addition, the Investment Adviser pays the salaries of Trust officers, as well as any fees and expenses of the Trustees of the Trust who are also officers, directors or employees of the Investment Adviser or who are officers or employees of any company affiliated with the Investment Adviser. The Investment Adviser also bears the cost of telephone service, heat, light, power and other utilities associated with the services it provides. The Advisory Agreement provides that the Investment Adviser will use its best efforts in the management of the investment activities of the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser shall not be liable to the Fund or any of the shareholders for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Fund or the shareholders.

     In consideration of the services provided by the Investment Adviser, the Fund pays the Investment Adviser a monthly fee computed at the annual rate of
 .75% of the Fund's average daily net assets.

                                  DISTRIBUTOR
                                  -----------

     Shares of the Fund are offered for sale to investors by the Distributor on a continuous basis at their current net asset value per share, without imposition of any front-end or contingent deferred sales charge. The Distributor provides these services to the Fund pursuant to a Distribution Agreement with the Trust dated [__________ __], 1997 (the "Distribution Agreement"). The Distribution Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined by the 1940 Act) of the Investment Adviser or the Distributor, at a meeting held on [__________ __], 1997, and was also approved on such date by the vote of the sole shareholder of the Trust on such date. The Distribution Agreement is terminable without penalty, on 60 days' notice, by the Trust's Board of Trustees or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Distributor. The Distribution Agreement has an initial term expiring on __________ __, [1999], and may be continued in effect from year-to-year thereafter, subject to the approval of the Trust's Board of Trustees or by vote of the holders of a majority of the Fund's outstanding shares, provided that in either event the continuance must also be approved by a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Investment Adviser or the Distributor, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement provides that it will terminate automatically in the event of its "assignment" (as defined by the 1940 Act and the rules thereunder).

     Under the terms of the Distribution Agreement, the Distributor bears all of the costs associated with the distribution of shares of the Fund, including the incremental cost of printing prospectuses, statements of additional information, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. As stated in the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by law under the Securities Act of 1933, as amended.

     The offices of the Distributor are located at One Rockefeller Plaza, 25th Floor, New York, New York 10020. The Distributor is a wholly-owned subsidiary of the Investment Adviser.

                         SPECIAL INVESTMENT TECHNIQUES
                         -----------------------------

     As discussed in the Prospectus, the Fund may engage in certain transactions in options and futures contracts and options on futures contracts. The specific transactions in which the Fund may engage are noted and described in the Prospectus. The discussion below provides additional information regarding the use of options on stock indices and stock index futures.

Regulatory Matters
------------------

     The Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for exemption of a mutual fund or investment advisers thereto from registration as a commodity pool operator. Under those restrictions, the Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its assets after taking into account unrealized profits and losses on options entered into. In the case of an option that is "in-the-money", the in-the-money amount may be excluded in computing such 5% ceiling. (In general, a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put.) The Fund may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the Commodities Exchange Act and regulations thereunder. As to long positions which are used as part of the Fund's investment strategy and are incidental to its activities in the underlying cash market, the "underlying commodity value" of the Fund's futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held by the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

Risks of Options on Stock Indices
---------------------------------

     The purchase and sale of options on stock indices will be subject to risks applicable to options transactions generally. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if the trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading in a substantial number of stocks included in the index is halted or if dissemination of the current level of an underlying index is interrupted. If trading in index options is interrupted, the Fund will be unable to close out options it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes. However, it is the policy of the Fund to purchase options only on indices which include a sufficient number of stocks so as to minimize the likelihood of a trading halt in the index.

     The purchaser of an index option may also be subject to a timing risk. If an option is exercised by the Fund before the final determination of the closing index value for that day, a risk exists that the level of the underlying index may subsequently change. If such a change caused the exercised option to fall "out-of-the-money" (that is, the exercising of the option would result in a loss, not a gain), the Fund would be required to pay to the assigned writer the difference between the closing index value and the exercise price of the option (times the applicable multiplier). Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time, it may not be possible to eliminate this risk entirely because the exercise cutoff times for index options may be earlier than those fixed for other types of options and may occur before the announcement of definitive closing index values. Alternatively, when the index level is close to the exercise price, the Fund may choose to sell rather than exercise the option. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are not as liquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop for all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the opinion of the Investment Adviser, the market for such options has developed sufficiently that the risk in connection with such transaction is no greater than the risk in connection with options on stocks.


Stock Index Futures Characteristics
-----------------------------------

     Currently, stock index futures contracts can be purchased or sold with respect to several different stock indices, each based on a different measure of market performance. A determination as to which of the index contracts would be appropriate for purchase or sale by the Fund will be based upon, among other things, the liquidity offered by such contracts and the volatility of the underlying index.

     Unlike when the Fund purchases or sells a security, no price is paid to or received by the Fund upon the purchase or sale of a futures contract. Instead, the law presently requires the Fund to deposit in its segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills) ranging from approximately 10% to 15% of the contract amount, commonly referred to as the "initial margin". Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract. Gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments which the Fund may be required to make to its broker during the term of the contracts. Such payments will be required where, during the term of a stock index futures contract purchased by the Fund, the price of the underlying stock index has declined, thereby making the Fund's position less valuable. In all instances involving the purchase of stock index futures contracts by the Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate its position in the futures contract.

     Where futures are purchased to hedge against a possible increase in the price of a security before the Fund is able to fashion its program to invest in the security or in options on the security, it is possible that the market may decline. If the Fund, as a result, concluded not to make the planned investment because of concern as to the possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation or no correlation between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which may distort the normal relationship between the index and the value of a future. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market, leading to temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between movements in stock indices and movements in the prices of stock index futures, the value of stock index futures contracts as a hedging device may be reduced. In addition, if the Fund has insufficient available cash, it may at times be forced to sell securities to meet variation margin requirements at a time when it is disadvantageous to do so.


                            PERFORMANCE INFORMATION
                            -----------------------

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "PERFORMANCE INFORMATION".


Generally
---------

     As discussed in the Prospectus, the Trust may, from time to time, disseminate quotations of total return and other performance related and/or comparative information.

     The performance of the Fund may be compared to the performance of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, performance information may be compared with data published by Lipper Analytical Services, Inc. or to unmanaged indices of stock market performance. The performance information may also include evaluations of the Fund published by nationally recognized ranking services and by various national or local financial publications, such as Business Week, Forbes, Fortune, Institutional Investor, Money, The Wall Street Journal, Barron's, Changing Times, Morningstar, Mutual Fund Values, U.S.A. Today, The New York Times, or other industry or financial publications. In addition, the Fund's return may be compared to the cost of living (measured by the Consumer Price Index).

     The Trust may, in its advertising materials, quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund and the Investment Adviser's services and products. The Investment Adviser may provide information designed to clarify investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions, as well as materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting. Materials may also include discussions of other products and services offered by the Investment Adviser.

     The Trust may quote various measures of the volatility and benchmark correlation of the Fund in advertising. In addition, the Trust may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using historical data averages.

Total Return
------------

     The Fund's quotations of total return will reflect the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value according to the following formula:

                               P (1 + T)/n/ = ERV

where "P" represents a hypothetical initial investment of $1,000; "T" represents average annual total return; "n" represents the number of years; and "ERV" represents the ending redeemable value of the initial investment. Dividends and other distributions are assumed to be reinvested in the shares at the prices in effect on the reinvestment dates. ERV will be adjusted to reflect the effect of the Investment Adviser's agreement to absorb certain expenses as discussed in the Prospectus. Quotations of total return will be for one year, five year and ten year periods ended on the date of the most recent balance sheet included in the Trust's registration statement at such times as the registration statement has been in effect for such periods. Until such time as the registration has been effective for the one year, five year and ten year periods, the Fund's quotations of total return will also include a quotation of total return for the time period during which the registration statement has been in effect or operations have commenced, whichever is later. The Fund may also provide quotations of total return for other periods and quotations of cumulative total returns reflecting the actual performance of the Fund over the entire period for which the quotation is given.

Net Asset Value
---------------

     Charts and graphs using the Fund's net asset value, adjusted net asset value, and benchmark index may be used in performance exhibits. An adjusted net asset value includes any distributions paid by the Fund and reflects all elements of its return.

                             ADDITIONAL INFORMATION
                             ----------------------

Custodian
---------

     [name] [address] serves as custodian of the Trust's assets and maintains custody of the Fund's cash and investments. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently, $100,000).

Control Persons and Holders of Securities
-----------------------------------------

     As of the date of this Statement of Additional Information, all of the outstanding shares were owned by M.________________, an interested person of the Fund. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Fund. Through the exercise of voting rights with respect to the shares, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters as to which shareholder approval is required.

Independent Accountants
-----------------------

     [____________], [address], serves as the independent accountant of the Fund. Financial Statements of the Fund appearing in the Fund's annual report will be audited by [___________].

Administrative, Accounting and Transfer Agency Services
-------------------------------------------------------

     The Administrator provides various administrative, accounting, and transfer agency services to the Fund pursuant to an Accounting Services and
Administration Agreement dated as of [                     ].  Under the
Administration Agreement, the Administrator provides the Fund with necessary accounting services incident to its operations and securities transactions, determines the net asset value per share of the Fund in accordance with policies adopted by the Trust's Board of Trustees, maintains the Fund's books of account and such required records as may be related to these services. The Administrator also provides certain administration services in connection with the operations of the Fund. These services include the preparation of drafts of various reports, tax returns and financial statements and compliance monitoring. The Fund pays the Administrator a monthly fee computed at the annual rate of [____%] of the average assets of the Fund during the month plus certain expenses, with lower percentage rates applicable if such assets exceed $[____] million. The Administrator also provides transfer agency and dividend disbursing services to the Fund.

Reports to Shareholders
-----------------------

     Shareholders of the Fund will be kept fully informed through annual and semi-annual reports showing investment diversification, securities owned and other information regarding the Fund's activities. The financial statements of the Fund will be audited at least once a year by the Fund's independent accountants.

Legal Counsel
-------------

     Schulte Roth & Zabel LLP, 900 Third Avenue, New York, New York 10022 serves as counsel to the Investment Adviser and its affiliates on certain matters.

Registration Statement
----------------------

     The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement filed with the SEC. Investors may obtain the complete Registration Statement from the SEC upon payment of a fee as prescribed by the rules and regulations of the SEC.

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------

          *To be filed by pre-effective amendment

                                   FORM N-1A

                            LEVCO INVESTMENT TRUST

                          PART C - OTHER INFORMATION

ITEM 24.              FINANCIAL STATEMENTS AND  EXHIBITS

  (a)                 Financial Statements:

            (1)       Statement of Assets and Liabilities.*

            (2)       Report of Independent Accountants.*

  (b)                 Exhibits

            (1)       (a) Certificate of Trust dated March 12, 1997.

                      (b) Declaration of Trust dated March 14, 1997.

            (2)       By-Laws.*

            (3)       Not Applicable

            (4)       Instruments Defining the Rights of Holders of
                      Securities.*

            (5)       Investment Advisory Agreement.*

            (6)       Underwriting or Distribution Agreement.*

            (7)       Not Applicable

            (8)       Custodian Agreement.*

            (9)       Material Contracts Not Made in the Ordinary
                      Course of Business.*

            (10)      Opinion and Consent of Counsel.*

            (11)      Consent of Independent Accountants.*

            (12)      Not Applicable

            (13)      Letter of Investment Intent.*

            (14)      Not Applicable

-----------------------
* To be filed by pre-effective amendment.

            (15)    Not Applicable

            (16)    Not Applicable

            (17)    Financial Data Schedule.*

            (18)    Not Applicable

     ITEM 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                 REGISTRANT

           Crescendo Growth and Income Fund (the "Fund"), the initial series of LEVCO Investment Trust (the "Trust"), may be deemed to be controlled by M.__________, an interested person of the Fund who owns all of the Fund's outstanding shares.

     ITEM 26.    NUMBER OF HOLDERS OF SECURITIES

Title of Class                         Number of Record Holders
--------------                         ------------------------
Shares of Beneficial
Interest in Crescendo                  NONE
Growth and Income Fund

     ITEM. 27.   INDEMNIFICATION

            A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of the Declaration of Trust provides that if any shareholder or former shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a shareholder, and not because of his or her acts or omissions, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

            Pursuant to Article VII, Section 2 of the Declaration of Trust, the trustees of the Trust (the "Trustees") shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall have the power to indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his duties as a Trustee of the Trust to the fullest extent permitted by law, subject to such limitations and requirements as may be set forth in the By-Laws; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any shareholder to which he would otherwise be

---------------------
* To be filed by pre-effective amendment.

subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          The Advisory Agreement provides that John A. Levin & Co., Inc. (the "Investment Adviser") will use its best efforts in the management of the investment activities of the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser shall not be liable to the Fund or any of the shareholders for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Fund or the shareholders.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officers or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

     ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The Investment Adviser is primarily engaged in the business of providing investment advice. John A. Levin, the President of the Investment Adviser, serves as a director of the following investment companies: Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; The Morgan Stanley High Yield Fund, Inc.; and The Morgan Stanley India Investment Fund, Inc.

          A description of any other business, profession, vocation, or employment of a substantial nature in which the Investment Adviser, and each director, executive officer, or partner of any the Investment Adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in the Form ADV of John A. Levin & Co., Inc. (File No. 801-52602) as filed with the Securities and Exchange Commission, and is incorporated herein by this reference.

     ITEM 29.  PRINCIPAL UNDERWRITERS

          LEVCO Securities, Inc., a wholly owned subsidiary of the Investment Adviser, acts as the sole underwriter distributing securities of the Registrant. LEVCO

Securities, Inc. anticipates that it will also act as principal distributor for LEVCO Series Trust, LEVCO Zero Coupon/Put Fund I, L.P. and LEVCO Put Fund I, L.P.


       NAME AND PRINCIPAL               POSITIONS AND OFFICES           POSITIONS AND OFFICES
            BUSINESS                       WITH UNDERWRITER                WITH REGISTRANT
John A. Levin                           Director and President                   None
One Rockefeller Plaza, 25th floor
New York, NY  10020

Jeffrey A. Kigner                             Director                  Trustee,  Co-Chairman and Treasurer
One Rockefeller Plaza, 25th floor
New York, NY  10020

Melody L. Prenner Sarnell               Director and Executive          Trustee and Co-Chairman
One Rockefeller Plaza, 25th floor           Vice President
New York, NY  10020

Norris Nissim                           Director of Legal Affairs             Secretary
One Rockefeller Plaza, 25th floor
New York, NY  10020



     ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounting and financial books and records required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant will be maintained by the administrator of the Fund. All other books and records are maintained at the following office:

               LEVCO Investment Trust
               One Rockefeller Plaza, 25th Floor
               New York, New York  10020

     ITEM 31.  MANAGEMENT SERVICES

          Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

     ITEM 32.  UNDERTAKINGS

          The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and State of New York on the 14th, day of March, 1997.



                                       LEVCO INVESTMENT TRUST
                                       By: /s/ Jeffrey A. Kigner
                                           ---------------------
                                       Name: Jeffrey A. Kigner
                                       Title: Trustee, Treasurer and
                                               Co-Chairman

                                       By: /s/ Melody L. Prenner Sarnell
                                           -----------------------------
                                       Name:  Melody L. Prenner Sarnell
                                       Title: Trustee and Co-Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

[CAPTION]


     /s/ Jeffrey A. Kigner            Trustee, Co-Chairman and Treasurer      March 14, 1997
----------------------------------------------------------------------------------------------
     Jeffrey A. Kigner


     /s/ Melody L. Prenner Sarnell    Trustee and Co-Chairman                 March 14, 1997
----------------------------------------------------------------------------------------------
     Melody L. Prenner Sarnell


     /s/ Glenn A. Aigen               Chief Financial Officer                 March 14, 1997
----------------------------------------------------------------------------------------------
     Glenn A. Aigen

                                   FORM N-1A

                             LEVCO INVESTMENT FUND

                                 EXHIBIT INDEX



EXHIBIT NUMBER               DOCUMENT DESCRIPTION

          (b)
               (1)
                          (a)Certificate of Trust dated March 12, 1997.

                          (b)Declaration of Trust dated March 14, 1997.